Pension and Other Postretirement Benefit Plans 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	$ 502,143	$ 362,832	$ 287,467	$ 399,868
Other accrued liabilities	(3,309)	(73,593)	(32,271)	(15,943)
Other non-current liabilities	(69,537)	(107,104)	(147,619)	(173,438)
Net asset/(liabilities) recognized	429,297	182,135	107,577	210,487
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other non-current assets	0	0	0	0
Other accrued liabilities	(14,625)	(15,679)	(16,998)	(17,565)
Other non-current liabilities	(193,554)	(234,954)	(240,319)	(231,452)
Net asset/(liabilities) recognized	$ (208,179)	$ (250,633)	$ (257,317)	$ (249,017)